SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
The Group [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Beginning Balance	[1]	£ 14,782
Repurchases and redemptions during the year		(2,256)	[2]	£ (1,608)
Foreign exchange movements		375
Other movements (all non-cash)		(357)
Ending Balance		12,745		14,782	[1]
Floating Rate Subordinated Callable Notes 2028		201
The Group [member] | Previously stated [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Beginning Balance		14,782		17,258
Repurchases and redemptions during the year	[2]			(1,698)
Foreign exchange movements				(678)
Other movements (all non-cash)				(100)
Ending Balance				14,782		£ 17,258
Floating Rate Subordinated Callable Notes 2028						2,753
The Bank [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Beginning Balance		9,341
Repurchases and redemptions during the year				(675)
Foreign exchange movements		310
Other movements (all non-cash)		(123)
Ending Balance		9,528	[1]	9,341
The Bank [member] | Previously stated [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Beginning Balance		9,341		10,575
Repurchases and redemptions during the year	[3]			(674)
Foreign exchange movements				(444)
Other movements (all non-cash)				(116)
Ending Balance				9,341		10,575
Floating Rate Subordinated Callable Notes 2028						2,753
6.369% Fixed/Floating Rate Non-Cumulative Securities Callable 2015 [member] | The Group [member] | Previously stated [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	[2]			(600)
6.369% Fixed/Floating Rate Non-Cumulative Securities Callable 2015 [member] | The Bank [member] | Previously stated [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	[3]			(600)
4.385% Step-up Perpetual Capital Securities callable 2017 [member] | The Group [member] | Previously stated [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	[2]			(74)
4.385% Step-up Perpetual Capital Securities callable 2017 [member] | The Bank [member] | Previously stated [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	[3]			(74)
7.627% Fixed to Floating Rate Guaranteed Non-voting Non-cumulative Perferred Securities [member] | The Group [member] | Previously stated [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	[2]			(163)
Undated Loan Capital [member] | The Group [member] | Previously stated [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	[2]			(90)
Subordinated Callable Notes 2017 [member] | The Group [member] | Previously stated [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	[2]			(771)
Floating rate subordinated callable notes 2028 [member] | The Group [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Floating Rate Subordinated Callable Notes 2028		201
6.461% Guaranteed Non-voting Non-cumulative Perpetual Preferred Securities [member] | The Group [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	[2]	(600)
Undated Perpetual Preferred Securities [member] | The Group [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	[2]	(14)
10.5% Subordinated Bonds callable 2018 [member] | The Group [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	[2]	(150)
6.75% Subordinated Fixed Rate Notes callable 2018 [member] | The Group [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		(1,492)
Preferred securities [member] | The Group [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	[2]	(614)
Foreign exchange movements		108
Other movements (all non-cash)		(5)
Ending Balance		3,210
Preferred securities [member] | The Group [member] | Previously stated [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Beginning Balance		3,721		4,748
Repurchases and redemptions during the year	[2]			(837)
Foreign exchange movements				(221)
Other movements (all non-cash)				31
Ending Balance				3,721		4,748
Preferred securities [member] | The Bank [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Foreign exchange movements		88
Other movements (all non-cash)		(27)
Ending Balance		2,312
Preferred securities [member] | The Bank [member] | Previously stated [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Beginning Balance		2,251		3,094
Repurchases and redemptions during the year	[3]			(674)
Foreign exchange movements				(153)
Other movements (all non-cash)				(16)
Ending Balance				2,251		3,094
Preferred securities [member] | 6.369% Fixed/Floating Rate Non-Cumulative Securities Callable 2015 [member] | The Group [member] | Previously stated [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	[2]			(600)
Preferred securities [member] | 6.369% Fixed/Floating Rate Non-Cumulative Securities Callable 2015 [member] | The Bank [member] | Previously stated [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	[3]			(600)
Preferred securities [member] | 4.385% Step-up Perpetual Capital Securities callable 2017 [member] | The Group [member] | Previously stated [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	[2]			(74)
Preferred securities [member] | 4.385% Step-up Perpetual Capital Securities callable 2017 [member] | The Bank [member] | Previously stated [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	[3]			(74)
Preferred securities [member] | 7.627% Fixed to Floating Rate Guaranteed Non-voting Non-cumulative Perferred Securities [member] | The Group [member] | Previously stated [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	[2]			(163)
Preferred securities [member] | Undated Loan Capital [member] | The Group [member] | Previously stated [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	[2]
Preferred securities [member] | Subordinated Callable Notes 2017 [member] | The Group [member] | Previously stated [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	[2]
Preferred securities [member] | 6.461% Guaranteed Non-voting Non-cumulative Perpetual Preferred Securities [member] | The Group [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	[2]	(600)
Preferred securities [member] | Undated Perpetual Preferred Securities [member] | The Group [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	[2]	(14)
Preferred securities [member] | 10.5% Subordinated Bonds callable 2018 [member] | The Group [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	[2]
Undated subordinated liabilities [member] | The Group [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	[2]
Foreign exchange movements		20
Other movements (all non-cash)		5
Ending Balance		529
Undated subordinated liabilities [member] | The Group [member] | Previously stated [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Beginning Balance		504		625
Repurchases and redemptions during the year	[2]			(90)
Foreign exchange movements				(34)
Other movements (all non-cash)				3
Ending Balance				504		625
Undated subordinated liabilities [member] | The Bank [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Foreign exchange movements		19
Ending Balance		437
Undated subordinated liabilities [member] | The Bank [member] | Previously stated [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Beginning Balance		418		450
Repurchases and redemptions during the year	[3]
Foreign exchange movements				(31)
Other movements (all non-cash)				(1)
Ending Balance				418		450
Undated subordinated liabilities [member] | 6.369% Fixed/Floating Rate Non-Cumulative Securities Callable 2015 [member] | The Group [member] | Previously stated [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	[2]
Undated subordinated liabilities [member] | 6.369% Fixed/Floating Rate Non-Cumulative Securities Callable 2015 [member] | The Bank [member] | Previously stated [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	[3]
Undated subordinated liabilities [member] | 4.385% Step-up Perpetual Capital Securities callable 2017 [member] | The Group [member] | Previously stated [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	[2]
Undated subordinated liabilities [member] | 4.385% Step-up Perpetual Capital Securities callable 2017 [member] | The Bank [member] | Previously stated [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	[3]
Undated subordinated liabilities [member] | 7.627% Fixed to Floating Rate Guaranteed Non-voting Non-cumulative Perferred Securities [member] | The Group [member] | Previously stated [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	[2]
Undated subordinated liabilities [member] | Undated Loan Capital [member] | The Group [member] | Previously stated [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	[2]			(90)
Undated subordinated liabilities [member] | Subordinated Callable Notes 2017 [member] | The Group [member] | Previously stated [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	[2]
Undated subordinated liabilities [member] | 6.461% Guaranteed Non-voting Non-cumulative Perpetual Preferred Securities [member] | The Group [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	[2]
Undated subordinated liabilities [member] | Undated Perpetual Preferred Securities [member] | The Group [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	[2]
Undated subordinated liabilities [member] | 10.5% Subordinated Bonds callable 2018 [member] | The Group [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	[2]
Dated subordinated liabilities [member] | The Group [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	[2]	(1,642)
Foreign exchange movements		247
Other movements (all non-cash)		(357)
Ending Balance		9,006
Dated subordinated liabilities [member] | The Group [member] | Previously stated [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Beginning Balance		10,557		11,885
Repurchases and redemptions during the year	[2]			(771)
Foreign exchange movements				(423)
Other movements (all non-cash)				(134)
Ending Balance				10,557		11,885
Dated subordinated liabilities [member] | The Bank [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Foreign exchange movements		203
Other movements (all non-cash)		(96)
Ending Balance		6,779
Dated subordinated liabilities [member] | The Bank [member] | Previously stated [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Beginning Balance		6,672		7,031
Repurchases and redemptions during the year	[3]
Foreign exchange movements				(260)
Other movements (all non-cash)				(99)
Ending Balance				6,672		£ 7,031
Dated subordinated liabilities [member] | 6.369% Fixed/Floating Rate Non-Cumulative Securities Callable 2015 [member] | The Group [member] | Previously stated [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	[2]
Dated subordinated liabilities [member] | 6.369% Fixed/Floating Rate Non-Cumulative Securities Callable 2015 [member] | The Bank [member] | Previously stated [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	[3]
Dated subordinated liabilities [member] | 4.385% Step-up Perpetual Capital Securities callable 2017 [member] | The Group [member] | Previously stated [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	[2]
Dated subordinated liabilities [member] | 4.385% Step-up Perpetual Capital Securities callable 2017 [member] | The Bank [member] | Previously stated [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	[3]
Dated subordinated liabilities [member] | 7.627% Fixed to Floating Rate Guaranteed Non-voting Non-cumulative Perferred Securities [member] | The Group [member] | Previously stated [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	[2]
Dated subordinated liabilities [member] | Undated Loan Capital [member] | The Group [member] | Previously stated [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	[2]
Dated subordinated liabilities [member] | Subordinated Callable Notes 2017 [member] | The Group [member] | Previously stated [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	[2]			£ (771)
Dated subordinated liabilities [member] | Floating rate subordinated callable notes 2028 [member] | The Group [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Floating Rate Subordinated Callable Notes 2028		201
Dated subordinated liabilities [member] | 6.461% Guaranteed Non-voting Non-cumulative Perpetual Preferred Securities [member] | The Group [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	[2]
Dated subordinated liabilities [member] | Undated Perpetual Preferred Securities [member] | The Group [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	[2]
Dated subordinated liabilities [member] | 10.5% Subordinated Bonds callable 2018 [member] | The Group [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	[2]	(150)
Dated subordinated liabilities [member] | 6.75% Subordinated Fixed Rate Notes callable 2018 [member] | The Group [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		£ (1,492)

[1]	See note 50.
[2]	The repurchases and redemptions in the year resulted in cash outflows of 2,256 million (2017: 1,608 million).
[3]	The repurchases and redemptions in 2017 resulted in cash outflows of 675 million.